SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 57.09%
Basic Materials — 1.16%
$600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.27%, 11/15/23(a)	$608,072
300,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	317,256
750,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	749,754
300,000	Nutrien Ltd., 3.15%, 10/1/22	303,748
		1,978,830
Communications — 3.35%
1,000,000	AT&T, Inc., 0.90%, 3/25/24	996,218
1,550,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,573,183
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD, 4.50%, 2/1/24	1,594,708
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.75%, 4/15/24(a)	151,354
800,000	Thomson Reuters Corp., 3.85%, 9/29/24	846,009
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	536,167
		5,697,639
Consumer, Cyclical — 3.62%
400,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	395,443
525,000	Brunswick Corp., 0.85%, 8/18/24	517,799
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	520,310
1,000,000	General Motors Financial Co., Inc., 3.70%, 5/9/23	1,030,191
500,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	520,165
807,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	818,584
300,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	302,179
500,000	Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(b)	526,671
450,000	Volkswagen Group of America Finance LLC, 4.25%, 11/13/23(b)	475,100
1,050,000	Walgreens Boots Alliance, Inc., 0.95%, 11/17/23	1,048,810
		6,155,252
Consumer, Non-cyclical — 6.71%
1,000,000	AbbVie, Inc., 3.25%, 10/1/22	1,012,663
300,000	AbbVie, Inc., 3.45%, 3/15/22	300,343
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.21%, 6/6/22(a)	125,410
340,000	Becton Dickinson and Co., 3.36%, 6/6/24	356,061
600,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.01%, 7/15/23(a)	605,180
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	350,000
500,000	Equifax, Inc., 2.60%, 12/1/24	517,519
226,000	Gilead Sciences, Inc., 0.75%, 9/29/23	224,903
675,000	Global Payments, Inc., 1.50%, 11/15/24	675,303
750,000	HCA, Inc., 4.75%, 5/1/23	785,699
750,000	HCA, Inc., 5.88%, 5/1/23	794,046
1,350,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	1,320,288

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$500,000	Keurig Dr Pepper, Inc., 0.75%, 3/15/24	$496,707
500,000	PerkinElmer, Inc., 0.85%, 9/15/24	493,056
750,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	771,199
500,000	Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	529,167
1,150,000	Thermo Fisher Scientific, Inc., (SOFR RATE + 0.530%), 0.58%, 10/18/24(a)	1,150,908
175,000	Viatris, Inc., 1.13%, 6/22/22	175,392
725,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	723,371
		11,407,215
Energy — 6.33%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 1.06%, 5/15/22(a)	150,255
1,325,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	1,315,533
500,000	Enbridge, Inc., 2.50%, 1/15/25	514,548
250,000	Enbridge, Inc., 2.90%, 7/15/22	252,582
550,000	Enbridge, Inc., 4.00%, 10/1/23	574,436
250,000	Energy Transfer LP, 3.45%, 1/15/23	254,416
200,000	Energy Transfer LP, 3.60%, 2/1/23	204,126
850,000	Energy Transfer LP, 5.88%, 1/15/24	917,309
250,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	263,072
1,150,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	1,229,354
450,000	ONEOK Partners LP, 3.38%, 10/1/22	455,607
500,000	ONEOK Partners LP, 4.90%, 3/15/25	545,411
750,000	ONEOK Partners LP, 5.00%, 9/15/23	790,298
750,000	ONEOK, Inc., 2.75%, 9/1/24	772,711
700,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	691,447
250,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	251,171
300,000	Spectra Energy Partners LP, 4.75%, 3/15/24	320,099
300,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	302,858
600,000	Williams Cos., Inc. (The), 4.30%, 3/4/24	634,437
300,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	316,307
		10,755,977
Financial — 20.00%
1,602,000	American Tower Corp., REIT, 5.00%, 2/15/24	1,724,681
1,000,000	Athene Global Funding, 0.91%, 8/19/24(b)	986,142
1,000,000	Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(b)	1,065,927
650,000	Bank of America Corp., MTN, 0.52%, 6/14/24(c)	645,551
300,000	Bank of America Corp., MTN, 0.81%, 10/24/24(c)	298,013
475,000	Bank of America Corp., 0.98%, 4/22/25(c)	471,172
1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 1.08%, 7/23/24(a)	1,259,477
750,000	Bank of America Corp., 3.00%, 12/20/23(c)	765,530
250,000	Barclays Plc, 1.01%, 12/10/24(c)	248,183
600,000	Barclays Plc, 3.65%, 3/16/25	634,595
263,000	Barclays Plc, 3.68%, 1/10/23	263,127

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,125,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(b)	$1,125,320
500,000	BNP Paribas SA, 3.38%, 1/9/25(b)	525,814
250,000	BNP Paribas SA, 3.50%, 3/1/23(b)	257,387
350,000	BNP Paribas SA, 3.80%, 1/10/24(b)	367,576
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	86,760
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.86%, 9/13/23(a)	302,134
500,000	Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	521,741
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 0.82%, 10/27/22(a)	250,820
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 0.82%, 6/9/27(a)	1,001,481
250,000	Citigroup, Inc., 0.98%, 5/1/25(c)	248,321
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 1.07%, 7/24/23(a)	200,688
565,000	Citigroup, Inc., 1.28%, 11/3/25(c)	563,885
1,500,000	Citigroup, Inc., 2.88%, 7/24/23(c)	1,517,433
565,000	Commonwealth Bank of Australia, (SOFR RATE + 0.400%), 0.45%, 7/7/25(a),(b)	564,737
590,000	Credit Agricole SA, 3.75%, 4/24/23(b)	611,650
250,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	250,103
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	510,768
500,000	Crown Castle International Corp., REIT, 3.20%, 9/1/24	522,707
1,075,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	1,072,316
850,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	848,027
500,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	498,020
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 0.91%, 2/23/23(a)	401,548
500,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	497,862
250,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/24/23(c)	252,797
200,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	209,792
250,000	HSBC Holdings Plc, 0.73%, 8/17/24(c)	247,765
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	543,351
250,000	HSBC Holdings Plc, 3.26%, 3/13/23(c)	251,149
225,000	HSBC Holdings Plc, 3.60%, 5/25/23	233,381
350,000	HSBC Holdings Plc, 3.95%, 5/18/24(c)	363,132
250,000	ING Groep NV, 4.10%, 10/2/23	263,069
325,000	Jackson Financial, Inc., 1.13%, 11/22/23(b)	324,527
500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), Series FRN, 0.63%, 6/23/25(a)	499,786
250,000	JPMorgan Chase & Co., 0.70%, 3/16/24(c)	249,570
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 0.97%, 1/10/25(a)	1,006,889
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 1.02%, 4/25/23(a)	250,464
250,000	JPMorgan Chase & Co., 3.56%, 4/23/24(c)	258,428
400,000	Lloyds Banking Group Plc, 0.70%, 5/11/24(c)	398,284
350,000	Lloyds Banking Group Plc, 2.86%, 3/17/23(c)	351,345

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$200,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	$203,227
1,000,000	Mid-America Apartments LP, REIT, 4.30%, 10/15/23	1,047,633
300,000	Morgan Stanley, MTN, 0.53%, 1/25/24(c)	298,999
1,000,000	Morgan Stanley, 0.73%, 4/5/24(c)	996,954
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	471,081
250,000	Morgan Stanley, MTN, 1.52%, 10/24/23(a)	252,168
500,000	Nordea Bank Abp, 3.75%, 8/30/23(b)	522,339
500,000	Santander UK Group Holdings Plc, 3.37%, 1/5/24(c)	510,926
492,000	Santander UK Group Holdings Plc, 3.57%, 1/10/23	492,217
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 0.90%, 3/14/22(a),(b)	200,289
425,000	UBS AG, 0.45%, 2/9/24(b)	418,411
1,695,000	Willis North America, Inc., 3.60%, 5/15/24	1,776,776
		34,004,245
Industrial — 2.26%
500,000	Boeing Co. (The), 1.17%, 2/4/23	500,079
250,000	Boeing Co. (The), 1.43%, 2/4/24	249,745
925,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23(b)	917,202
185,000	L3Harris Technologies, Inc., 3.95%, 5/28/24	195,292
500,000	Raytheon Technologies Corp., 3.20%, 3/15/24	520,624
1,469,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	1,454,631
		3,837,573
Technology — 7.47%
900,000	Analog Devices, Inc., (SOFR RATE + 0.250%), 0.30%, 10/1/24(a)	899,785
1,100,000	Autodesk, Inc., 3.60%, 12/15/22	1,121,658
500,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.13%, 1/15/25	522,956
1,318,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	1,379,426
250,000	Broadcom, Inc., 4.70%, 4/15/25	273,462
650,000	Dell International LLC / EMC Corp., 4.00%, 7/15/24	690,224
302,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	319,059
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26(b)	365,768
1,250,000	Leidos, Inc., 2.95%, 5/15/23	1,280,046
1,025,000	Microchip Technology, Inc., 0.97%, 2/15/24	1,016,391
500,000	Microchip Technology, Inc., 0.98%, 9/1/24(b)	491,400
1,100,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	1,151,895
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	516,668
1,000,000	Qorvo, Inc., 1.75%, 12/15/24(b)	1,000,816
875,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	871,451
725,000	Western Digital Corp., 4.75%, 2/15/26	794,878
		12,695,883
Utilities — 6.19%
425,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	422,734
750,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	746,767

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,000,000	CenterPoint Energy, Inc., (SOFR RATE + 0.650%), 0.70%, 5/13/24(a)	$999,645
148,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	155,168
600,000	Dominion Energy, Inc., Series B, 2.75%, 9/15/22	605,600
1,115,000	Emera US Finance LP, 0.83%, 6/15/24	1,093,560
1,000,000	Evergy, Inc., 2.45%, 9/15/24	1,025,425
1,525,000	NextEra Energy Capital Holdings, Inc., (SOFR RATE + 0.400%), 0.45%, 11/3/23(a)	1,523,103
875,000	OGE Energy Corp., 0.70%, 5/26/23	871,617
1,100,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	1,099,429
875,000	Southern Co. (The), (SOFR RATE + 0.370%), Series 2021, 0.42%, 5/10/23(a)	873,884
300,000	Southern Co. (The), Series 21-A, 0.60%, 2/26/24	296,543
150,000	WEC Energy Group, Inc., 0.55%, 9/15/23	148,780
675,000	WEC Energy Group, Inc., 0.80%, 3/15/24	668,565
		10,530,820

Total Corporate Bonds		97,063,434
(Cost $97,478,271)
Asset Backed Securities — 27.10%
500,000	American Credit Acceptance Receivables Trust, Series 2019-1, Class E, 4.84%, 4/14/25(b)	516,705
234,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49%, 9/18/26	234,118
790,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.04%, 11/18/24	815,624
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	165,356
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	176,718
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	305,985
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D, 1.80%, 12/18/25	100,667
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	387,004
350,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.95%, 11/15/23	351,635
200,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	202,390
205,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	208,837
185,000	CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	189,646
290,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	297,762
145,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	149,274

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$450,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.41%, 10/15/25	$461,434
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	305,737
705,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	719,120
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	102,072
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	127,112
572,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	614,104
1,000,000	CarMax Auto Owner Trust, Series 2020-3, Class D, 2.53%, 1/15/27	1,015,087
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	886,835
1,550,000	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	1,547,778
1,399,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	1,398,694
111,823	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	112,680
603,000	Dell Equipment Finance Trust, Series 2019-1, Class B, 2.94%, 3/22/24(b)	603,728
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	1,406,846
88,404	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	89,379
620,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	632,713
19,807	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	19,829
150,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	153,319
101,955	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	102,636
265,000	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/26	269,934
82,062	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	82,519
265,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	268,947
125,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	125,985
900,000	Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/27	916,134
140,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	141,848
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,093,012
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	752,133

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,100,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	$1,097,103
500,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	497,745
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	105,234
425,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	428,252
1,150,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21%, 12/20/24	1,176,499
1,000,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class D, 1.71%, 2/20/25	1,000,738
150,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class B, 3.27%, 1/16/24	151,813
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	60,821
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	50,754
1,725,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	1,706,642
1,040,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class C, 0.92%, 12/15/27(b)	1,014,412
1,277,105	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(b)	1,251,533
1,090,000	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	1,082,186
755,266	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(b)	775,811
900,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.87%, 10/17/29(a),(b)	898,830
180,654	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	182,022
6,170	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	6,175
100,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	101,260
400,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	407,606
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	162,133
1,000,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%, 9/15/26	1,012,391
420,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%, 11/16/26	423,013
1,000,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/27	1,003,164
1,450,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	1,442,456
1,100,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	1,097,853
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	620,429

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,150,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	$1,142,524
258,954	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	259,447
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	241,944
450,000	Santander Retail Auto Lease Trust, Series 2020-A, Class C, 2.08%, 3/20/24(b)	455,356
1,500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24(b)	1,490,587
995,130	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	1,034,343
100,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(b)	101,244
1,475,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	1,498,727
600,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(b)	607,387
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	594,222
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	1,281,499
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	172,085
1,400,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.29%, 12/15/27	1,378,928

Total Asset Backed Securities		46,066,504
(Cost $46,365,609)
U.S. Treasury Obligations — 8.20%
U.S. Treasury Bill — 3.52%
6,000,000	0.00%, 6/30/22(d)	5,994,698
U.S. Treasury Notes — 4.68%
8,000,000	0.38%, 10/31/23	7,954,375

Total U.S. Treasury Obligations		13,949,073
(Cost $13,949,026)
Collateralized Mortgage Obligations — 3.08%
925,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.51%, 10/15/38(a),(b)	920,972
1,245,448	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 0.95%, 11/25/41(a),(b)	1,245,060
944,597	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(c)	944,313
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(c)	303,986
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(c)	1,523,283

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(c)	$289,938

Total Collateralized Mortgage Obligations		5,227,552
(Cost $5,240,332)
U.S. Government Agency Backed Mortgages — 0.68%
Fannie Mae — 0.00%
251	Pool #888467, 6.00%, 6/1/22	252
2,069	Series 2003-55, Class CD, 5.00%, 6/25/23	2,117
		2,369
FREMF Mortgage Trust — 0.68%
1,120,000	Series 2016-K722, Class B, 3.87%, 7/25/49(b),(c)	1,156,723

Total U.S. Government Agency Backed Mortgages		1,159,092
(Cost $1,178,424)

Shares
Investment Company — 3.04%
5,162,285	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	5,162,285

Total Investment Company		5,162,285
(Cost $5,162,285)

Total Investments		$168,627,940
(Cost $169,373,947) — 99.19%
Other assets in excess of liabilities — 0.81%		1,384,820
NET ASSETS — 100.00%		$170,012,760

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2021 (Unaudited)
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	155	March 2022	$19,375	USD	$33,816,641	Barclays Capital Group
Total			$19,375

Abbreviations used are defined below:
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar